Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
Below is the tabular disclosure which shows the total compensation for our principal executive officer (“PEO”) and the average of our non-PEO NEOs (as set forth in the below Summary Compensation Table (“SCT”)), the CAP to our PEO and the average for our non-PEO NEOs, our absolute TSR, the TSR of our peer group over the same period, our net income, and our EBIT for fiscal years 2022, 2021, and 2020.
Year (1) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (2) (3) (4) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3) (4) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP) (6) (h)	EBIT (3) (6) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (5) (g)
2022	$6,885,881	$6,957,044	$1,787,456	$1,756,329	$121.54	$122.85	$458	$610
2021	$6,752,188	$11,257,776	$1,878,416	$2,951,458	$137.92	$151.16	$405	$532
2020	$5,083,611	$3,644,917	$1,513,183	$1,159,134	$104.86	$114.73	$212	$300
(1)
The PEO in all three fiscal years is Mark B. Rourke. The NEOs in the 2022 fiscal year are Stephen L. Bruffett, Shaleen Devgun, Thomas G. Jackson and Robert M. Reich. The NEOs in the 2021 and 2020 fiscal years are Stephen L. Bruffett, David L. Geyer, Shaleen Devgun and Thomas G. Jackson.

(2)
SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such it is not included in the below table. The following table details the applicable adjustments that were made to determine CAP.

	Deduct SCT Stock & Option Awards (a)	Add Year-End Value of Unvested Equity Granted in Year (b)	Add Change in Value of Unvested Equity Granted in Prior Years (c)	Add Change in Value of Vested Equity Granted in Prior Years (d)	Add Change in Value of Dividends Accrued (e)	Total Value of Equity for CAP (f) = (b) + (c) + (d) + (e)
PEO
2022	$4,404,255	$3,879,453	$991,183	($568,661)	$173,443	$4,475,418
2021	$3,744,805	$4,678,511	$3,032,155	$307,725	$232,002	$8,250,393
2020	$2,900,009	$2,661,424	($1,323,076)	($189,815)	$312,782	$1,461,315
Average Non-PEO NEO
2022	$776,820	$684,450	$148,922	($119,239)	$31,559	$745,693
2021	$756,014	$949,705	$731,558	$94,194	$53,600	$1,829,056
2020	$656,264	$602,272	($350,870)	($46,019)	$96,832	$302,216

(3)
The fair value of performance shares/units reporting for CAP purposes in columns (c) and (e) assumes estimated performance results as of the end of each fiscal year for internal metrics (i.e., EBT & ROC) and Monte Carlo simulation valuation model for market metrics (i.e., TSR vs. performance peer group), in accordance with FASB ASC 718. Performance share/units will ultimately vest based on measured performance through the end of the three-year performance period for all metrics.

(4)
The fair value of stock option awards reporting for CAP purposes in columns (c) and (e) was determined using the Black-Scholes option pricing model using materially the same assumptions as disclosed at the initial grant.

(5)
Reflects the total shareholder return indexed to $100 per share for the Dow Jones Transportation Index, which is the industry line peer group reported in our 2023 Form 10-K. See page 38 for the TSR measurement periods used for each fiscal year.

(6)	Values shown are in millions.

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote [Text Block]
(1)
The PEO in all three fiscal years is Mark B. Rourke. The NEOs in the 2022 fiscal year are Stephen L. Bruffett, Shaleen Devgun, Thomas G. Jackson and Robert M. Reich. The NEOs in the 2021 and 2020 fiscal years are Stephen L. Bruffett, David L. Geyer, Shaleen Devgun and Thomas G. Jackson.

Peer Group Issuers, Footnote [Text Block]
(5)
Reflects the total shareholder return indexed to $100 per share for the Dow Jones Transportation Index, which is the industry line peer group reported in our 2023 Form 10-K. See page 38 for the TSR measurement periods used for each fiscal year.

PEO Total Compensation Amount	$ 6,885,881	$ 6,752,188	$ 5,083,611
PEO Actually Paid Compensation Amount	$ 6,957,044	11,257,776	3,644,917
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such it is not included in the below table. The following table details the applicable adjustments that were made to determine CAP.

	Deduct SCT Stock & Option Awards (a)	Add Year-End Value of Unvested Equity Granted in Year (b)	Add Change in Value of Unvested Equity Granted in Prior Years (c)	Add Change in Value of Vested Equity Granted in Prior Years (d)	Add Change in Value of Dividends Accrued (e)	Total Value of Equity for CAP (f) = (b) + (c) + (d) + (e)
PEO
2022	$4,404,255	$3,879,453	$991,183	($568,661)	$173,443	$4,475,418
2021	$3,744,805	$4,678,511	$3,032,155	$307,725	$232,002	$8,250,393
2020	$2,900,009	$2,661,424	($1,323,076)	($189,815)	$312,782	$1,461,315
Average Non-PEO NEO
2022	$776,820	$684,450	$148,922	($119,239)	$31,559	$745,693
2021	$756,014	$949,705	$731,558	$94,194	$53,600	$1,829,056
2020	$656,264	$602,272	($350,870)	($46,019)	$96,832	$302,216

Non-PEO NEO Average Total Compensation Amount	$ 1,787,456	1,878,416	1,513,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,756,329	2,951,458	1,159,134
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such it is not included in the below table. The following table details the applicable adjustments that were made to determine CAP.

	Deduct SCT Stock & Option Awards (a)	Add Year-End Value of Unvested Equity Granted in Year (b)	Add Change in Value of Unvested Equity Granted in Prior Years (c)	Add Change in Value of Vested Equity Granted in Prior Years (d)	Add Change in Value of Dividends Accrued (e)	Total Value of Equity for CAP (f) = (b) + (c) + (d) + (e)
PEO
2022	$4,404,255	$3,879,453	$991,183	($568,661)	$173,443	$4,475,418
2021	$3,744,805	$4,678,511	$3,032,155	$307,725	$232,002	$8,250,393
2020	$2,900,009	$2,661,424	($1,323,076)	($189,815)	$312,782	$1,461,315
Average Non-PEO NEO
2022	$776,820	$684,450	$148,922	($119,239)	$31,559	$745,693
2021	$756,014	$949,705	$731,558	$94,194	$53,600	$1,829,056
2020	$656,264	$602,272	($350,870)	($46,019)	$96,832	$302,216

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
We believe there is strong linkage between CAP to our executives and our performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis starting on page 26. Specifically:
•
Our cumulative TSR was ~20% from the beginning of 2020 through the end of 2022, which was in-line with the peer group TSR over the same period (with variation by individual year). The PEO and non-PEO CAP each year also generally tracked with our cumulative TSR performance, with deviations attributable to the impact of financial performance versus the pre-established PSU goals.

Compensation Actually Paid vs. Net Income [Text Block]
We believe there is strong linkage between CAP to our executives and our performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis starting on page 26. Specifically:
•
Our GAAP net income significantly increased in 2021 (+91% from 2020) and increased in 2022 (+13% from 2021). CAP for the PEO and non-PEO NEOs reflected a corresponding increase in 2021. In 2022, however, CAP for the PEO and non-PEO NEOs fell from the prior year, reflecting strong financial performance being offset by stock price decline.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
We believe there is strong linkage between CAP to our executives and our performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis starting on page 26. Specifically:
•
Similar to net income, EBIT increased significantly during 2021 (+77% from 2020) and increased in 2022 (+15% from 2021), with a similar relationship between CAP and EBIT figures as indicated above for GAAP net income.

Tabular List [Table Text Block]
Most Important Metrics Used for Linking Pay and Performance:
The list below shows the most important metrics used by the Committee to link CAP to company performance.
Earnings Before Interest and Taxes (EBIT)* (1)
*We consider EBIT to be the most important financial measure used to link pay with performance in 2022 because it (1) is used to determine 80% and 60% of the annual cash incentive award payout for the PEO and other NEOs, respectively, (2) is highly influenced by revenue performance during the year (also used as an annual incentive metric), (3) is highly correlated to EBT and ROC performance, which are used in the performance share/units program and (4) is a key metric of focus for investors and therefore highly correlated to stock price performance.

Earnings Before Taxes (EBT)
Return on Capital (ROC)
Revenue Growth
Relative TSR

(1)	GAAP reconciliation can be found on page 35.

Total Shareholder Return Amount	$ 121.54	137.92	104.86
Peer Group Total Shareholder Return Amount	122.85	151.16	114.73
Net Income (Loss)	$ 458,000,000	$ 405,000,000	$ 212,000,000
Company Selected Measure Amount	610,000,000	532,000,000	300,000,000
PEO Name	Mark B. Rourke
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest and Taxes
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Taxes
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,475,418	$ 8,250,393	$ 1,461,315
PEO [Member] | Adjustment for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,404,255	3,744,805	2,900,009
PEO [Member] | Adjustment for Year End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,879,453	4,678,511	2,661,424
PEO [Member] | Adjustment for Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	991,183	3,032,155	(1,323,076)
PEO [Member] | Adjustment for Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(568,661)	307,725	(189,815)
PEO [Member] | Adjustment for Change in Value of Dividends Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	173,443	232,002	312,782
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	745,693	1,829,056	302,216
Non-PEO NEO [Member] | Adjustment for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	776,820	756,014	656,264
Non-PEO NEO [Member] | Adjustment for Year End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	684,450	949,705	602,272
Non-PEO NEO [Member] | Adjustment for Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,922	731,558	(350,870)
Non-PEO NEO [Member] | Adjustment for Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	119,239	94,194	(46,019)
Non-PEO NEO [Member] | Adjustment for Change in Value of Dividends Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 31,559	$ 53,600	$ 96,832